Equity	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Equity
Note 19 - Equity

A.	Composition:

As of December 31, 2023		As of December 31, 2022
Authorized	Issued and paid	Authorized	Issued and paid

Number of ordinary shares of Israeli Shekel 1 par value (in millions)	1,485	1,314	1,485	1,314

Number of Special State shares of Israeli Shekel 1 par value	1	1	1	1

(*) For information regarding the amount of treasury shares, see Note 19.G.

The reconciliation of the number of shares outstanding at the beginning and end of the year is as follows:

Number of Outstanding Shares (in millions)

As of January 1, 2022	1,312
Issuance of shares	2
As of December 31, 2022	1,314
Issuance of shares	-
As of December 31, 2023	1,314

B.	Rights conferred by the shares

(1)
The ordinary shares grant their holders voting rights in General Meetings of the Company, the right to participate in shareholders’ meetings, the right to receive dividends and the right to a share in excess assets upon liquidation of ICL.

(2)
The Special State of Israel Share, is held by the State of Israel for the purpose of monitoring matters of vital interest to the State of Israel, grants special rights to make decisions, among other things, on the following matters:

-	Sale or transfer of company assets, which are “essential” to the State of Israel, not in the ordinary course of business.

-
Voluntary liquidation, change or reorganization of the organizational structure of ICL or merger (excluding mergers of entities controlled by ICL, directly or indirectly, that would not impair the rights or power of the Government, as holder of the Special State Share).

-	Any acquisition or holding of 14% or more of the issued share capital of ICL.

-
The acquisition or holding of 25% or more of the issued share capital of ICL (including augmentation of an existing holding up to 25%), even if there was previously an understanding regarding a holding of less than 25%.

-
Any percentage of holding of the Company’s shares, which grants its holder the right, ability or actual possibility to appoint, directly or indirectly, such number of the Company’s directors equal to half or more of the Company’s directors appointed.

In 2018, an inter-ministry team was established, headed by the Ministry of Finance, whose purpose is, among other things, to regulate the authority and supervision in respect of the Special State of Israel Share, as well as reduce the regulatory burden. In 2019, the work of this team was suspended until further notice due to the dissolution of the Knesset and lack of permanent Government. The Company is unable to estimate when or whether such team will recommence and what are the implications of this process over the Company, if any.

C.	Share-based payments

1.	Non-marketable options

Grant date	Employees entitled	Number of instruments (thousands)	Issuance's details	Instrument terms	Vesting conditions	Expiration date
June 30, 2016	Officers and senior employees	3,035
An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).

				Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	June 30, 2023
September 5, 2016	Former chairman of BOD	186
February 14, 2017	Former CEO	114				February 14, 2024
June 20, 2017	Officers and senior employees	6,868				June 20, 2024
August 2, 2017	Former chairman of BOD	165
March 6, 2018	Officers and senior employees	5,554				March 6, 2025
May 14, 2018	CEO	385				May 14, 2025
August 20, 2018	Former chairman of BOD	403				August 20, 2025
April 15, 2019	Officers and senior manager	13,242			2 equal tranches: (1) half at the end of 24 months after the grant date. (2) half at the end of 36 months after the grant date.	5 years after the grant date
June 27, 2019	CEO	3,512
May 29, 2019 *	Chairman of BOD	2,169
June 30, 2021	Senior employees	647
February 8, 2022	Senior employees	9,294			3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
March 30, 2022	CEO	1,941
March 30, 2022	Chairman of BOD	1,055
February 14, 2023	Senior managers	461

*	The options were issued upon Mr. Doppelt's entry into office on July 1, 2019.

Additional Information

The options issued to the employees in Israel are covered by the provisions of Section 102 of the Israeli Income Tax Ordinance. The issuance is performed through a trustee under the Capital Gains Track. The exercise price is linked to the known CPI as of the date of payment, which is the exercise date. When the Company distributes a dividend, the exercise price is reduced on the “ex dividend” date, by the amount of the dividend per share (gross), based on the amount in NIS thereof at the effective date.

The fair value of the options granted in 2014, as part of the amended 2014 Equity Compensation Plan, was estimated using the binomial model for pricing options. The fair value of all other options was estimated using the Black & Scholes model for pricing options. The parameters used in applying the models are as follows:

2014 Plan
Granted 2016	Granted 2017	Granted 2018	Granted 2019	Granted 2021	Granted 2022	Granted 2023

Share price (in $)	3.9	4.5	4.4	5.4	6.8	10.0	7.7
CPI-linked exercise price (in $)	4.3	4.3	4.3	5.3	7.1	10.1	7.6
Expected volatility:
First tranche	30.51%	31.88%	28.86%	27.85%	31.70%	31.80%	35.84%
Second tranche	30.51%	31.88%	28.86%	27.85%	31.70%	30.88%	34.15%
Third tranche	30.51%	31.88%	28.86%	-	-	30.52%	33.77%
Expected life of options (in years):
First tranche	7.0	7.0	7.0	4.4	4.4	3.2	3.1
Second tranche	7.0	7.0	7.0	4.4	4.4	3.8	3.7
Third tranche	7.0	7.0	7.0	-	-	4	3.9
Risk-free interest rate:
First tranche	0.01%	0.37%	0.03%	(0.67)%	0.43%	(1.46)%	1.49%
Second tranche	0.01%	0.37%	0.03%	(0.67)%	0.43%	(1.29)%	1.43%
Third tranche	0.01%	0.37%	0.03%	-	-	(1.21)%	1.43%
Fair value (in $millions)	4.0	11.3	8.8	7.5	0.6	24.9	0.9
Weighted average grant date fair value per option (in $)	1.1	1.6	1.4	1.2	1.3	2.0	2.0

The expected volatility was determined based on the historical volatility in the Company’s share prices in the Tel-Aviv Stock Exchange.

The expected life of the options was determined according to Management’s estimate of the period in which the employees will hold the options, taking into consideration their position with the Company.

The risk‑free interest rate was determined based on the yield to maturity of shekel‑denominated Israeli Government debentures, with a remaining life equal or similar to the anticipated life of the option.

The cost of the benefit embedded in the options and shares from the amended 2014 Equity Compensation Plan is recognized in the statement of income over the vesting period of each portion. Accordingly, in 2023, 2022, and 2021, the Company recorded expenses of $7 million, $12 million and $6 million, respectively.

The movement in the options are as follows:

Number of options (in millions)

Balance as of January 1, 2022	12
Movement in 2022:
Granted during the year	12
Forfeited during the year	(2)
Exercised during the year	(7)
Total options outstanding as of December 31, 2022	15
Movement in 2023:
Exercised during the year	(1)
Total options outstanding as of December 31, 2023	14

The exercise prices for options outstanding at the beginning and end of each period are as follows (in US dollar):

December 31, 2023	December 31, 2022	December 31, 2021

Granted in 2016	-	3.41	4.61
Granted in 2017	2.79	3.14	4.19
Granted in 2018	2.70	3.06	4.11
Granted in 2019	4.27	4.57	5.77
Granted in 2021	5.64	6.00	7.39
Granted in 2022	8.56	8.91	-
Granted in 2023	7.23	-	-

The number of outstanding vested options at the end of each period and the weighted average of the exercise price for these options are as follows (*):

December 31, 2023	December 31, 2022	December 31, 2021

Number of options exercisable (in Millions)	7	5	4
Weighted average exercise price in Israeli Shekel	22.57	15.67	14.29
Weighted average exercise price in US Dollar	6.22	4.45	4.59

(*) The share price as of December 31, 2023, is NIS 18.18 and $5.01.

The range of exercise prices for the options outstanding vested at the end of each period is as follows:

December 31, 2023	December 31, 2022	December 31, 2021

Range of exercise price in Israeli Shekel	9.46-34.30	10.77-30.06	12.77-18.06
Range of exercise price in US Dollar	2.70-9.81	3.06-8.54	4.11-5.81

The average remaining contractual life for the outstanding vested options at the end of each period is as follows:

December 31, 2023	December 31, 2022	December 31, 2021

Average remaining contractual life	2.59	3.42	2.83

2.	Restricted shares

Grant date	Employees entitled	Number of instruments (thousands)	Vesting conditions (*)	Instrument terms	Additional Information	Fair value at the grant date (Million)
January 10, 2018	ICL’s Directors (excluding ICL's CEO & Chairman of the BOD)	137	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	An issuance for no consideration, under the amended 2014 Equity Compensation Plan.	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the approval date of the General Meeting).	0.6
March 6, 2018	Officers and senior employees	1,726				8
May 14, 2018	CEO	121				0.6
August 20, 2018	Former chairman of BOD	47				0.2
April 23, 2020	ICL’s Directors (excluding directors who are officers or directors of Israel Corporation Ltd.)	177	3 equal tranches: (1) one third on January 1, 2021 (2) one third on January 1, 2022 (3) one third on January 1,2023		The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the Grant Date (the approval date of the annual General Meeting of shareholders).	0.6

(*) Vesting of the Restricted Shares granted to directors would fully accelerate, if the holder ceases to serve as a director of the Company, unless he/she ceased to hold office due to those certain circumstances regarding early termination of office or imposition of enforcement measures, as set forth in Sections 231-232a and 233(2) of the Israeli Companies Law.

D.	Dividends distributed to the Company's Shareholders

The date of Board of Directors' decision to distribute the dividend	Actual date of dividend distribution	Gross amount of the dividend distributed ($millions)	Amount of the dividend per share (in $)

February 10, 2021	March 16, 2021	34	0.03
May 5, 2021	June 16, 2021	67	0.05
July 27, 2021	September 1, 2021	68	0.05
November 3, 2021	December 15, 2021	107	0.08
Total 2021		276	0.21
February 8, 2022	March 8, 2022	169	0.13
May 10, 2022	June 15, 2022	307	0.24
July 26, 2022	September 14, 2022	376	0.29
November 8, 2022	December 14, 2022	314	0.24
Total 2022		1,166	0.90
February 14, 2023	March 15, 2023	178	0.14
May 9, 2023	June 14, 2023	146	0.11
August 8, 2023	September 13, 2023	82	0.06
November 7, 2023	December 20, 2023	68	0.05
Total 2023		474	0.36
February 26, 2024*	March 26, 2024	61	0.05

(*) The record date is March 14, 2024, and the payment date is March 26, 2024.